MFS Commodity Strategy Fund
MFS Commodity Strategy Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares are based on estimated “Other Expenses” for the current fiscal year expressed as a percentage of the fund’s estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 10 of the fund’s prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Commodity Strategy Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Commodity Strategy Fund	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.82%	0.82%	1.82%	1.32%	1.07%	0.82%	0.82%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Commodity Strategy Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	678	896	1,131	1,806
B	585	873	1,185	1,940
C	285	573	985	2,137
I	84	262	455	1,014
R1	185	573	985	2,137
R2	134	418	723	1,590
R3	109	340	590	1,306
R4	84	262	455	1,014
R5	84	262	455	1,014

Expense Example No Redemption MFS Commodity Strategy Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	185	573	985	1,940
C	185	573	985	2,137

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets.  The fund normally invests significantly in commodity-linked derivatives and debt instruments.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals. The fund’s investments in commodity-linked derivatives provide exposure to the investment returns of the commodities markets without investing directly in commodities.

MFS primarily invests the fund’s investments in commodity-linked derivatives in commodity-linked notes, but may also invest in other commodity-linked derivatives, such as commodity-linked futures, options, and swaps. In addition to direct investments in commodity-linked derivatives, MFS may also invest up to 25% of the fund’s assets in a wholly-owned and controlled subsidiary (“Subsidiary”) that will invest primarily in commodity-linked derivatives (such as commodity-linked futures, options, and swaps) and debt instruments. MFS does not currently intend to invest the fund’s assets in commodity-linked futures, options, swaps or a Subsidiary.

MFS allocates the fund’s investments in commodity-linked derivatives among a variety of different commodity sectors based on quantitative analysis.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest the fund’s assets in foreign securities.

In addition to the commodity-linked derivatives described above, MFS may use derivatives for any investment purpose. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling debt investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Commodity Risk:  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. To the extent the fund focuses its investments in a particular asset of the commodities market, the fund will be more susceptible to risks associated with that particular asset.

Commodity-Linked Note Risk:  Commodity-linked notes have characteristics of debt instruments and derivatives and are subject to the risks associated with investing in those types of investments. Commodity-linked notes can be highly volatile and less liquid than other types of investments.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Financial Services Exposure Risk:  Events that affect the financial services sector may have a significant adverse effect on the fund.

Tax Risk:  In order to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended, the fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to the risk of diminished returns.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Investment Selection and Allocation Risk: MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of commodity sectors may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Subsidiary Risk:  The Subsidiary will not be registered as an investment company under the Investment Company Act of 1940 (the “Act”) and will not be subject to all of the investor protections of the Act. Changes in the laws impacting the fund or the Subsidiary could negatively affect the fund and its shareholders. By investing in the Subsidiary, the fund is exposed to all the risks associated with the Subsidiary’s investments.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2013 was (11.03)%. During the period(s) shown in the bar chart, the highest quarterly return was 10.64% (for the calendar quarter ended September 30, 2012) and the lowest quarterly return was (12.19)% (for the calendar quarter ended September 30, 2011).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2012)
Average Annual Returns MFS Commodity Strategy Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	B Shares Returns Before Taxes	(4.18%)	3.83%	Jun. 02, 2010
C	C Shares Returns Before Taxes	(1.19%)	4.86%	Jun. 02, 2010
I	I Shares Returns Before Taxes	0.81%	5.91%	Jun. 02, 2010
R1	R1 Shares Returns Before Taxes	(0.19%)	4.86%	Jun. 02, 2010
R2	R2 Shares Returns Before Taxes	0.31%	5.38%	Jun. 02, 2010
R3	R3 Shares Returns Before Taxes	0.56%	5.64%	Jun. 02, 2010
R4	R4 Shares Returns Before Taxes	0.81%	5.91%	Jun. 02, 2010
R5	R5 Shares Returns Before Taxes	0.81%	5.91%	Jun. 02, 2010
A	A Shares Returns Before Taxes	(5.22%)	3.24%	Jun. 02, 2010
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(5.44%)	1.35%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(3.39%)	1.96%
Dow Jones-UBS Commodity Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Dow Jones-UBS Commodity Index	(1.06%)	4.64%	Jun. 02, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.